Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	0.28%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0.10%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	1.49
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	1.25
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5	81.57%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6	77.51%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7	$ 0.61
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8	$ 0.65
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 9	0.00%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 10	0.00%